Unaudited Condensed Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Statement of Comprehensive Income [Abstract]
Net changes in fair value of cash flow hedges, tax	$ 795	$ 8,348	$ 12,366	$ 13,440